As filed with the Securities and Exchange Commission on November 22, 2024

1933 Act Registration No. 333-273052

1940 Act Registration No. 811-23887

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	[ ]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 123	[X]

and/or

Registration Statement Under the Investment Company Act of 1940	[ ]
Amendment No. 125	[X]

Roundhill ETF Trust

154 West 14th Street, 2nd Floor

New York, New York 10011
(646) 661-5441

Corporation Trust Company

1209 Orange Street
Wilmington, New Castle County, Delaware 19801

(Name and Address of Agent for Service)

Copy to:

Timothy Maloney
Roundhill Financial Inc.
154 West 14th Street, 2nd Floor

New York, New York 10011

Morrison Warren, Esq.
Chapman and Cutler LLP
320 South Canal Street
Chicago, Illinois 60606

Richard Coyle, Esq.
Chapman and Cutler LLP
320 South Canal Street
Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485.
[X]	On December 17, 2024 pursuant to paragraph (b) of Rule 485.
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]	On (date) pursuant to paragraph (a) of Rule 485.
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ]	On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Registration Statement

This Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 104, as it relates to Roundhill AAPL WeeklyPay ETF (formerly, Roundhill Apple AAPL Weekly Covered Call Strategy ETF), Roundhill AMD WeeklyPay ETF (formerly, Roundhill Advanced Micro Devices AMD Weekly Covered Call Strategy ETF), Roundhill AMZN WeeklyPay ETF (formerly, Roundhill Amazon AMZN Weekly Covered Call Strategy ETF), Roundhill COIN WeeklyPay ETF (formerly, Roundhill Coinbase COIN Weekly Covered Call Strategy ETF), Roundhill GOOGL WeeklyPay ETF (formerly, Roundhill Alphabet GOOGL Weekly Covered Call Strategy ETF), Roundhill META WeeklyPay ETF (formerly, Roundhill Meta Platforms META Weekly Covered Call Strategy ETF), Roundhill MSFT WeeklyPay ETF (formerly, Roundhill Microsoft MSFT Weekly Covered Call Strategy ETF), Roundhill PLTR WeeklyPay ETF (formerly, Roundhill MicroStrategy MSTR Weekly Covered Call Strategy ETF), Roundhill NVDA WeeklyPay ETF (formerly, Roundhill Nvidia NVDA Weekly Covered Call Strategy ETF) and Roundhill TSLA WeeklyPay ETF (formerly, Roundhill Tesla TSLA Weekly Covered Call Strategy ETF) (each, a “Fund,” and together, the “Funds”), each a series of the Registrant, until December 17, 2024. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 104, filed on August 23, 2024, are incorporated by reference herein.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of New York, and State of New York on November 22, 2024.

Roundhill ETF Trust

By:	/s/ Timothy Maloney
Timothy Maloney, Chairman of the Board of Trustees

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

/s/ Will Hershey Will Hershey	President (Principal Executive Officer)	November 22, 2024

/s/ Timothy Maloney Timothy Maloney	Treasurer and Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	November 22, 2024

John Pesce*	Trustee	November 22, 2024
John Pesce

Felix Rivera*	Trustee	November 22, 2024
Felix Rivera

Jeffrey Youngman*	Trustee	November 22, 2024
Jeffrey Youngman

*	An original power of attorney authorizing Will Hershey and Timothy Maloney to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement were previously executed, filed as an exhibit and are incorporated by reference herein.